Income Taxes (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Tax effect	$ 28,098
Taiwan operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	146,638
Tax effect	24,928
Taiwan operations [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2014
Taiwan operations [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2023
Hong Kong Operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	1,808
Tax effect	298
Expiration year (in years)	Indefinitely
US operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	7,211
Tax effect	$ 2,872
US operations [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2024
US operations [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2033